Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Warrant Liability [Abstract]
Beginning balance	£ 131	£ 1,006	£ 1,006
Arising during the year/period	4,080	131	131
Movement during the year/period	31,546	(911)	(1,006)
Ending balance	£ 35,757	£ 225	£ 131